Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.3%
Pampa Energia SA, 7.50%, 01/24/27 (Call 03/01/24)(a)	$600	$567,600
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 01/08/24)(a)	450	431,100
YPF SA
6.95%, 07/21/27(a)	700	617,960
7.00%, 09/30/33(a)	525	439,688
7.00%, 12/15/47 (Call 06/15/47)(a)	489	354,525
8.50%, 07/28/25(a)	970	936,050
9.00%, 02/12/26(a)	481	479,888
9.00%, 06/30/29(a)	700	677,866
9.50%, 01/17/31 (Call 10/17/30)(b)(c)	700	699,510
		5,204,187
Australia — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)(c)	400	360,000
3.75%, 10/01/30 (Call 07/01/30)	500	434,450
		794,450
Bahrain — 0.1%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	600	549,300

Brazil — 4.9%
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32 (Call 01/13/27)(a)	243	231,152
Adecoagro SA, 6.00%, 09/21/27(a)	150	145,725
Aegea Finance SARL, 6.75%, 05/20/29 (Call 05/20/25)(a)	200	193,670
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28(a)	200	193,875
Azul Secured Finance LLP
10.88%, 05/28/30(a)	200	164,688
11.93%, 08/28/28(a)	200	202,625
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	173,750
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(a)(c)	200	193,430
Banco BTG Pactual SA/Cayman Islands, 2.75%, 01/11/26 (Call 12/11/25)(a)	200	188,063
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	200	188,640
4.88%, 01/11/29(a)	200	193,125
6.25%, 04/18/30(a)	200	203,190
6.25%, (Call 04/15/24), (10-year CMT + 4.398%)(a)(c)(d)(e)	400	396,000
9.00%, (Call 06/18/24), (10-year CMT + 6.362%)(a)(c)(d)(e)	400	401,750
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	194,125
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	200	169,560
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	400	344,900
4.50%, 01/31/30 (Call 10/31/29)(a)(c)	400	315,240
5.88%, 01/31/50(a)	200	140,960
7.25%, 02/13/33 (Call 11/13/32)(a)	400	354,000
8.50%, 01/23/81 (Call 10/24/25), (5-year CMT + 8.220%)(a)(e)	200	193,000
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(a)	200	176,438
5.75%, 09/21/50 (Call 03/21/50)(a)	200	144,960
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	200	180,000
Security	Par (000)	Value

Brazil (continued)
Cosan Luxembourg SA
5.50%, 09/20/29 (Call 09/20/24)(a)	$200	$188,188
7.25%, 06/27/31 (Call 06/27/27)(b)	200	200,940
7.50%, 06/27/30 (Call 06/27/26)(a)	200	205,000
Cosan Overseas Ltd., 8.25%, (Call 05/05/24)(a)(d)	100	100,125
CSN Inova Ventures, 6.75%, 01/28/28 (Call 03/01/24)(a)	400	383,000
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	200	161,250
5.88%, 04/08/32 (Call 04/08/27)(a)	200	170,500
8.88%, 12/05/30(a)	200	205,000
Embraer Netherlands Finance BV
5.40%, 02/01/27(c)	230	227,700
7.00%, 07/28/30 (Call 04/28/30)(a)	200	209,450
FS Luxembourg Sarl, 10.00%, 12/15/25(a)	200	208,350
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	168,750
Guara Norte Sarl, 5.20%, 06/15/34(a)	171	156,043
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)	200	188,300
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31 (Call 04/15/26), (5-year CMT + 3.446%)(a)(e)	200	192,300
4.50%, 11/21/29 (Call 11/21/24), (5-year CMT + 2.822%)(a)(e)	200	196,050
4.63%, (Call 02/27/25), (5-year CMT + 3.222%)(a)(d)(e)	200	181,500
7.72%, (Call 06/12/24), (5-year CMT + 3.981%)(a)(d)(e)	200	198,625
7.86%, (Call 03/19/24), (5-year CMT + 3.863%)(a)(d)(e)	200	198,875
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(a)	200	165,000
7.00%, 04/03/49 (Call 10/03/48)(a)	200	200,360
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	400	317,600
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	375	288,489
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	200	167,250
Minerva Luxembourg SA
4.38%, 03/18/31 (Call 03/18/26)(a)	400	327,500
8.88%, 09/13/33(a)	200	209,400
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 03/01/24)(a)	200	200,062
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)	300	291,150
Petrobras Global Finance BV
5.09%, 01/15/30(c)	250	239,381
5.50%, 06/10/51 (Call 12/10/50)(c)	150	123,375
5.60%, 01/03/31 (Call 10/03/30)(c)	350	338,980
6.00%, 01/27/28(c)	295	297,950
6.50%, 07/03/33 (Call 04/03/33)(c)	300	297,000
6.75%, 01/27/41(c)	150	147,593
6.85%,	425	392,190
6.88%, 01/20/40	200	200,940
6.90%, 03/19/49(c)	200	195,000
7.25%, 03/17/44(c)	250	256,875
7.38%, 01/17/27	150	156,701
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(a)	200	195,250
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	200	197,250

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Rede D'or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(a)	$200	$176,800
4.95%, 01/17/28 (Call 10/17/27)(a)	200	188,437
Rumo Luxembourg Sarl, 5.25%, 01/10/28 (Call 01/10/24)(a)	200	191,062
Samarco Mineracao SA, 9.50%, 06/30/31, (9.00% PIK)(b)(c)(f)	1,000	830,500
Simpar Europe SA, 5.20%, 01/26/31(a)	200	170,820
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(a)	200	185,138
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(a)	200	171,938
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	100	86,938
3.13%, 01/15/32 (Call 10/15/31)(c)	300	245,250
3.75%, 01/15/31 (Call 10/15/30)	500	434,219
5.00%, 01/15/30 (Call 10/15/29)	200	190,400
5.75%, 07/14/26(a)	200	200,863
6.00%, 01/15/29 (Call 10/15/28)	200	201,142
7.00%, 03/16/47 (Call 09/16/46)(a)	400	416,600
Suzano International Finance BV, 5.50%, 01/17/27	300	299,760
Usiminas International Sarl, 5.88%, 07/18/26 (Call 03/01/24)(a)	200	194,437
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(c)	450	406,687
6.13%, 06/12/33 (Call 03/12/33)	350	356,912
6.88%, 11/21/36(c)	383	412,682
6.88%, 11/10/39(c)	350	378,000
8.25%, 01/17/34(c)	200	235,740
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(a)	200	185,688
		20,388,121
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 01/29/24)(a)	400	367,000

Chile — 3.8%
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24), (5-year USD Swap + 4.644%)(a)(e)	400	384,000
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(a)	400	340,000
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)	994	725,654
Antofagasta PLC
2.38%, 10/14/30(a)	200	164,375
5.63%, 05/13/32 (Call 02/13/32)(a)	600	595,500
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(a)	400	342,400
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)(c)	400	336,800
3.50%, 10/12/27(a)(c)	400	377,380
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(a)(c)	400	344,800
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)	400	367,300
4.25%, 04/30/29 (Call 01/30/29)(a)	400	371,750
5.15%, 01/29/50 (Call 07/29/49)(a)	400	322,375
5.50%, 04/30/49 (Call 10/30/48)(a)(c)	400	336,000
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(a)	800	767,800
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/33(a)	600	612,426
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(a)	550	466,262
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)	400	352,500
3.15%, 01/19/32 (Call 10/19/31)(a)	400	339,600
Security	Par (000)	Value

Chile (continued)
3.95%, 10/11/27 (Call 07/11/27)(a)	$400	$382,000
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(a)	600	480,000
4.75%, 08/01/26 (Call 05/03/26)(a)	400	391,375
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	562	541,656
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	900	886,635
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(a)	400	343,875
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)	400	296,000
GNL Quintero SA, 4.63%, 07/31/29(a)	647	634,256
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)	900	716,940
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)	400	336,400
3.85%, 01/13/30 (Call 10/13/29)(a)	400	361,500
4.38%, 04/04/27(a)	400	384,400
6.13%, 06/23/33 (Call 03/23/33)(a)	400	401,892
Latam Airlines Group SA, 13.38%, 10/15/29 (Call 10/15/25)(a)	500	572,500
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)	600	393,000
6.50%, 11/07/33 (Call 08/07/33)(a)	600	618,000
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(a)	450	331,875
		15,619,226
China — 9.7%
Agile Group Holdings Ltd., 6.88%, (Call 03/01/24), (5-year CMT + 9.216%)(a)(d)(g)(h)	200	7,000
Agricultural Bank of China Ltd./Hong Kong, 2.00%, 03/01/25(a)	200	193,750
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	400	333,400
2.70%, 02/09/41 (Call 08/09/40)	200	136,340
3.15%, 02/09/51 (Call 08/09/50)	200	130,092
3.25%, 02/09/61 (Call 08/09/60)	200	125,180
3.40%, 12/06/27 (Call 09/06/27)	500	473,905
4.00%, 12/06/37 (Call 06/06/37)	200	173,048
4.20%, 12/06/47 (Call 06/06/47)(c)	400	322,640
4.40%, 12/06/57 (Call 06/06/57)	200	161,134
4.50%, 11/28/34 (Call 05/28/34)	200	188,670
Amipeace Ltd.
1.75%, 11/09/26(a)	400	368,516
2.25%, 10/22/30(a)	200	171,616
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)	200	165,636
3.08%, 04/07/25 (Call 03/07/25)	200	194,798
4.13%, 06/30/25	200	196,860
Bank of China Ltd., 6.13%, 04/28/25, (1-day SOFR + 0.780%)(a)(e)	200	200,166
Bank of China Ltd./Hong Kong, 3.88%, 06/30/25(a)	200	197,012
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	400	372,120
Bank of China Ltd./New York, 4.63%, 06/26/26(a)	200	199,530
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(e)	600	582,000
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(a)	200	188,678
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(a)	300	281,211
2.63%, 09/17/30 (Call 06/17/30)(a)(c)	600	518,622
3.00%, 09/11/29 (Call 06/11/29)(a)	500	450,700
3.25%, 04/29/25 (Call 03/29/25)(a)	1,000	974,640
3.50%, 09/18/27 (Call 06/18/27)(a)	600	570,552

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
3.88%, 04/27/26 (Call 01/27/26)(a)	$500	$487,140
4.50%, 05/23/28(a)	400	392,132
BOC Aviation USA Corp.
4.88%, 05/03/33 (Call 02/03/33)(a)	400	394,260
5.75%, 11/09/28 (Call 10/09/28)(a)	200	205,990
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(a)	200	184,680
CCCI Treasure Ltd., 3.43%, (Call 11/21/24), (5-year CMT + 4.998%)(a)(d)(e)	200	195,500
CDBL Funding 2, 2.00%, 03/04/26(a)	200	188,550
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(a)	200	167,850
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26 (Call 06/28/26)(a)	200	185,972
Charming Light Investments Ltd., 4.38%, 12/21/27(a)	200	191,434
China Cinda 2020 I Management Ltd.
2.50%, 03/18/25 (Call 02/18/25)(a)	200	193,150
3.00%, 01/20/31 (Call 10/20/30)(a)	200	169,328
3.25%, 01/28/27 (Call 10/28/26)(a)	200	187,490
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	400	393,484
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	200	195,002
4.75%, 02/21/29(a)	200	193,188
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25), (5-year CMT + 2.150%)(a)(e)	400	383,928
2.85%, 01/21/32 (Call 01/21/27), (5-year CMT + 1.400%)(a)(e)	400	377,456
4.25%, 02/27/29 (Call 02/27/24), (5-year CMT + 1.880%)(a)(e)	200	199,784
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(a)	200	189,342
1.46%, 04/22/26(a)	200	186,408
China Construction Bank Corp./London, 3.13%, 05/17/25(a)	200	195,316
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25), (5-year CMT + 2.750%)(a)(e)	200	190,032
China Everbright Bank Co. Ltd./Sydney, 5.98%, 09/20/26, (1-day SOFR + 0.630%)(a)(e)	200	199,852
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(a)	200	185,300
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(a)	200	190,578
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(a)	200	188,328
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(a)	200	178,054
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(a)	200	202,532
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(a)	200	169,664
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	200	195,632
China Resources Land Ltd., 3.75%, (Call 12/09/24), (5-year CMT + 5.139%)(a)(d)(e)	400	391,968
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26), (5-year CMT + 5.581%)(a)(d)(e)	200	190,062
China Taiping Insurance Holdings Co. Ltd., 6.40%, (Call 03/09/28), (5-year CMT + 2.072%)(a)(d)(e)	400	418,600
CICC Hong Kong Finance 2016 MTN Ltd.
5.42%, 11/22/25(a)	400	401,812
Security	Par (000)	Value

China (continued)
5.44%, 07/18/26(a)	$200	$202,250
5.49%, 03/01/26(a)	200	201,800
CITIC Ltd.
2.85%, 02/25/30(a)	200	177,744
2.88%, 02/17/27 (Call 01/17/27)(a)	400	379,276
3.88%, 02/28/27(a)	200	195,182
CMB International Leasing Management Ltd., 1.88%, 08/12/25(a)	200	189,906
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27 (Call 05/01/27)(a)	200	195,160
5.00%, 08/06/28(a)	200	201,664
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	200	184,190
3.30%, 09/30/49 (Call 03/30/49)	200	146,224
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	392,660
4.38%, 05/02/28	400	397,416
CNOOC Petroleum North America ULC
5.88%, 03/10/35	200	211,763
6.40%, 05/15/37	400	447,608
7.50%, 07/30/39(c)	150	185,464
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	200	217,108
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(a)	200	182,260
1.88%, 09/17/25 (Call 08/17/25)(a)	200	189,668
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	198,194
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(a)	200	191,010
Easy Tactic Ltd.
6.50%, 07/11/25 (Call 03/01/24), (7.50% PIK)(f)	329	18,916
6.50%, 07/11/27 (Call 03/01/24), (7.50% PIK)(f)	385	20,203
6.50%, 07/11/28 (Call 03/01/24), (7.50% PIK)(f)	167	8,192
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(a)	200	188,404
ENN Energy Holdings Ltd., 4.63%, 05/17/27 (Call 04/17/27)(a)	200	197,456
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 03/01/24)(a)	400	358,000
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	200	134,188
Fuqing Investment Management Ltd., 3.25%, 06/23/25(a)	200	168,000
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	200	138,000
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(a)	200	192,320
Horse Gallop Finance Ltd., 1.70%, 07/28/25(a)	200	189,744
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	400	367,000
4.75%, 04/27/27(a)	200	188,300
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	179,000
Huarong Finance II Co. Ltd., 5.00%, 11/19/25(a)	200	193,250
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(a)	400	378,784
1.75%, 08/02/26(a)	200	185,222
2.70%, 01/27/27(a)	200	188,272
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(d)(e)	1,200	1,138,500
4.50%, 01/19/26(a)	200	199,042
4.88%, 09/21/25(a)	400	396,288
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 6.28%, 01/19/26, (1-day SOFR + 0.930%)(a)(e)	200	200,928

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	$200	$184,272
2.95%, 06/01/25(a)	200	194,838
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	250	240,935
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(a)	200	188,450
Industrial Bank Co. Ltd./Hong Kong, 3.25%, 05/18/25(a)	200	195,372
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	200	181,806
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)	200	176,728
5.83%, 01/27/28 (Call 12/27/27)(a)	200	203,752
6.54%, 07/27/32 (Call 04/27/32)(a)	200	212,890
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	88,000
MCC Holding Hong Kong Corp. Ltd., 2.95%, (Call 04/20/24), (3-year CMT + 5.595%)(a)(d)(e)	200	198,500
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)	200	188,686
3.05%, 10/28/30 (Call 07/28/30)(a)	200	170,076
Pioneer Reward Ltd.
2.00%, 04/09/26(a)	200	188,246
2.38%, 03/03/25(a)	200	193,948
5.25%, 08/09/26(a)	200	201,972
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)	1,200	963,000
3.26%, 01/19/27 (Call 12/19/26)(a)	800	735,920
3.68%, 01/21/30 (Call 10/21/29)(a)	800	692,000
3.83%, 02/08/51 (Call 08/08/50)(a)	1,100	676,500
4.03%, 08/03/50 (Call 02/03/50)(a)	800	508,000
4.19%, 01/19/32 (Call 10/19/31)(a)	800	684,000
4.85%, 07/06/27 (Call 04/06/27)(a)	400	385,460
4.99%, 01/19/52 (Call 07/19/51)(a)	900	659,250
RKPF Overseas 2020 A Ltd., 5.13%, 07/26/26 (Call 07/26/24)(a)	200	56,000
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	174,166
SF Holding Investment Ltd., 2.38%, 11/17/26(a)	200	186,026
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(a)	200	175,204
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	200	175,918
Sunac China Holdings Ltd., 7.00%, 09/30/29 (Call 02/22/24), (12.00% PIK)(a)(f)	600	46,800
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)	200	187,970
2.39%, 06/03/30 (Call 03/03/30)(a)(c)	400	343,312
2.88%, 04/22/31 (Call 01/22/31)(a)(c)	400	349,844
3.24%, 06/03/50 (Call 12/03/49)(a)	200	133,572
3.58%, 04/11/26 (Call 02/11/26)(a)	200	193,970
3.60%, 01/19/28 (Call 10/19/27)(a)(c)	300	285,528
3.68%, 04/22/41 (Call 10/22/40)(a)	400	314,300
3.84%, 04/22/51 (Call 10/22/50)(a)(c)	400	297,636
3.93%, 01/19/38 (Call 07/19/37)(a)	200	171,508
3.94%, 04/22/61 (Call 10/22/60)(a)	200	145,332
3.98%, 04/11/29 (Call 01/11/29)(a)	400	381,416
4.53%, 04/11/49 (Call 10/11/48)(a)(c)	200	169,194
Vigorous Champion International Ltd., 2.75%, 06/02/25(a)	200	191,834
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	200	172,988
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(a)	200	147,750
Security	Par (000)	Value

China (continued)
Westwood Group Holdings Ltd., 2.80%, 01/20/26(a)	$200	$183,938
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(a)	200	166,652
3.38%, 04/29/30 (Call 01/29/30)(a)	200	177,402
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(a)	200	138,125
Yunda Holding Investment Ltd., 2.25%, 08/19/25(a)	200	185,684
ZhongAn Online P&C Insurance Co. Ltd., 3.13%, 07/16/25 (Call 04/16/25)(a)	200	186,687
		40,003,527
Colombia — 4.2%
ABRA Global Finance, 11.50%, 03/02/28, (5.50% PIK)(a)(f)	734	550,551
AI Candelaria Spain SA, 5.75%, 06/15/33 (Call 06/15/28)(a)	400	311,000
Avianca Midco 2 PLC
9.00%, 12/01/28 (Call 12/01/24)(b)	450	401,625
9.00%, 12/01/28 (Call 12/01/24)(a)	950	847,875
Banco Davivienda SA, 6.65%, (Call 04/22/31), (10-year CMT + 5.097%)(a)(d)(e)	400	281,320
Banco de Bogota SA, 6.25%, 05/12/26(a)	800	786,760
Bancolombia SA
4.63%, 12/18/29 (Call 12/18/24), (5-year CMT + 2.944%)(c)(e)	400	373,200
6.91%, 10/18/27, (5-year CMT + 2.929%)(e)	600	587,853
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(a)	400	274,244
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)	400	257,800
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	1,000	819,200
5.38%, 06/26/26 (Call 03/26/26)(c)	1,235	1,215,796
5.88%, 05/28/45	1,500	1,108,050
5.88%, 11/02/51 (Call 05/02/51)	650	463,255
6.88%, 04/29/30 (Call 01/29/30)(c)	1,600	1,552,640
7.38%, 09/18/43(c)	800	729,600
8.38%, 01/19/36 (Call 10/19/35)	750	757,650
8.63%, 01/19/29 (Call 12/19/28)(c)	858	906,262
8.88%, 01/13/33 (Call 10/13/32)(c)	1,790	1,888,181
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	600	466,500
Geopark Ltd., 5.50%, 01/17/27 (Call 02/12/24)(a)	400	354,750
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	800	659,920
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(a)	400	388,850
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)	400	346,750
SierraCol Energy Andina LLC, 6.00%, 06/15/28 (Call 06/15/24)(a)	600	501,938
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)	400	390,375
		17,221,945
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	600	610,182

Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 02/12/24)(a)	600	576,750

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ghana (continued)
Tullow Oil PLC, 10.25%, 05/15/26 (Call 02/12/24)(a)	$1,314	$1,201,078
		1,777,828
Guatemala — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(a)	1,050	976,500
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	800	696,000
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	600	567,888
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(c)	800	667,000
6.25%, 03/25/29 (Call 03/25/24)(a)	540	514,688
		3,422,076
Hong Kong — 4.0%
AIA Group Ltd.
2.70%, (Call 04/07/26), (5-year CMT + 1.758%)(a)(d)(e)	200	184,500
3.20%, 03/11/25 (Call 12/11/24)(a)	200	196,106
3.20%, 09/16/40 (Call 03/16/40)(a)(c)	600	447,594
3.38%, 04/07/30 (Call 01/07/30)(a)	200	184,794
3.60%, 04/09/29 (Call 01/09/29)(a)	200	189,344
3.90%, 04/06/28 (Call 01/06/28)(a)	200	193,756
4.50%, 03/16/46 (Call 09/16/45)(a)	200	179,488
4.95%, 04/04/33 (Call 01/04/33)(a)	400	402,848
5.63%, 10/25/27 (Call 09/25/27)(a)	200	206,398
Bank of Communications Hong Kong Ltd.
2.30%, 07/08/31 (Call 07/08/26), (5-year CMT + 1.400%)(a)(e)	250	232,740
3.73%, (Call 03/03/25), (5-year CMT + 2.525%)(a)(d)(e)	250	244,062
Bank of East Asia Ltd. (The)
4.00%, 05/29/30 (Call 05/29/25), (5-year CMT + 3.750%)(a)(e)	250	237,500
5.83%, (Call 10/21/25), (5-year CMT + 5.527%)(a)(d)(e)	250	223,438
5.88%, (Call 09/19/24), (5-year CMT + 4.257%)(a)(d)(e)	250	237,031
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26), (5-year CMT + 3.642%)(a)(d)(e)	200	172,500
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	191,746
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	200	195,500
China CITIC Bank International Ltd.
4.63%, 02/28/29 (Call 02/28/24), (5-year CMT + 2.250%)(a)(e)	250	249,745
4.80%, (Call 04/22/27), (5-year CMT + 2.104%)(a)(d)(e)	250	245,234
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25), (5-year CMT + 2.041%)(a)(d)(e)	400	389,700
FWD Group Holdings Ltd.
6.38%, (Call 09/13/24), (5-year CMT + 4.876%)(a)(d)(e)	250	228,750
8.05%, (Call 06/15/24), (5-year CMT + 4.865%)(a)(d)(e)	200	186,750
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	191,466
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	190,608
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(a)	200	181,352
HKT Capital No. 6 Ltd., 3.00%, 01/18/32 (Call 10/18/31)(a)	200	170,924
Security	Par (000)	Value

Hong Kong (continued)
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(a)	$200	$167,682
2.88%, 05/03/26(a)	200	191,286
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(a)	200	161,792
2.88%, 05/27/30 (Call 02/27/30)(a)	200	174,532
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 (Call 08/17/26)(a)	200	182,484
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(a)	200	187,566
Hysan MTN Ltd., 2.82%, 09/04/29(a)	400	343,980
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	186,902
Inventive Global Investments Ltd., 1.65%, 09/03/25(a)	200	188,718
JMH Co. Ltd., 2.50%, 04/09/31 (Call 01/09/31)(a)	200	168,196
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(a)	200	179,728
Li & Fung Ltd., 5.25%, (Call 05/03/24)(a)(d)	200	90,063
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(a)	200	167,584
2.88%, 07/21/26(a)	200	190,278
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 03/01/24)(a)	600	585,000
5.25%, 04/26/26 (Call 03/01/24)(a)(c)	600	573,000
5.38%, 12/04/29 (Call 12/04/24)(a)	1,000	886,250
5.63%, 07/17/27 (Call 03/01/24)(a)(c)	600	564,912
5.75%, 07/21/28 (Call 03/01/24)(a)	800	744,000
MTR Corp. Ltd., 1.63%, 08/19/30(a)	400	336,508
Nan Fung Treasury III Ltd., 5.00%, (Call 03/01/24)(a)(d)	200	133,125
Nan Fung Treasury Ltd., 3.63%, 08/27/30(a)	200	165,964
Nanyang Commercial Bank Ltd.
3.80%, 11/20/29 (Call 11/20/24), (5-year CMT + 2.180%)(a)(e)	250	245,050
6.50%, (Call 04/28/27), (5-year CMT + 3.509%)(a)(d)(e)	250	246,875
New World China Land Ltd., 4.75%, 01/23/27(a)	200	170,000
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28), (5-year CMT + 5.858%)(a)(d)(e)	400	208,600
4.80%, (Call 03/01/24)(a)(d)	400	161,000
5.25%, (Call 03/22/26), (5-year CMT + 7.889%)(a)(d)(e)	200	130,500
6.25%, (Call 03/07/24)(a)(d)	200	102,500
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	149,940
Panther Ventures Ltd., 3.50%, (Call 03/01/24)(a)(d)	200	119,250
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	200	156,375
Phoenix Lead Ltd., 4.85%, (Call 08/23/24)(a)(d)	200	160,000
Prudential Funding Asia PLC
2.95%, 11/03/33 (Call 08/03/28), (5-year CMT + 1.517%)(a)(e)	200	176,148
3.13%, 04/14/30	200	180,860
4.88%, (Call 04/20/24)(a)(d)	200	166,930
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	200	170,262
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(a)	200	173,636
2.88%, 01/21/30(a)	200	176,024
3.75%, 02/25/29(a)	200	188,416
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(a)	200	177,552

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	$200	$194,836
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	187,706
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	189,008
		16,354,892
Hungary — 0.2%
OTP Bank Nyrt
7.50%, 05/25/27, (1-year CMT + 3.711%)(a)	400	411,000
8.75%, 05/15/33 (Call 02/15/28), (5-year CMT + 5.060%)(a)(e)	500	515,100
		926,100
India — 4.5%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(a)	400	398,250
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	340,750
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	159,500
4.00%, 07/30/27 (Call 06/30/27)(a)	200	183,250
4.20%, 08/04/27 (Call 02/04/27)(a)	400	368,750
4.38%, 07/03/29(a)	400	357,625
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(a)	200	187,250
Axis Bank Ltd./Gandhinagar, 4.10%, (Call 09/08/26), (5-year CMT + 3.315%)(a)(d)(e)	200	183,750
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	196,600
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(a)	200	175,690
4.38%, 06/10/25(a)	400	394,138
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(a)	400	390,428
CA Magnum Holdings, 5.38%, 10/31/26 (Call 02/12/24)(a)	600	560,250
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	395,640
6.45%, 06/04/29(a)	200	196,700
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/01/24)(a)	370	347,916
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(a)	540	491,467
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (Call 03/01/24)(a)	200	195,680
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(a)	400	392,000
HDFC Bank Ltd., 3.70%, (Call 08/25/26), (5-year CMT + 2.925%)(a)(d)(e)	600	550,125
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(a)	400	403,772
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	192,542
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(a)	200	191,474
4.00%, 03/18/26(a)	450	439,906
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	400	341,196
3.25%, 02/13/30(a)	200	179,444
3.57%, 01/21/32(a)(c)	400	355,032
3.84%, 12/13/27(a)	200	190,629
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(a)	322	281,348
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(a)	200	185,750
5.05%, 04/05/32 (Call 10/05/31)(a)	200	176,500
Security	Par (000)	Value

India (continued)
Network i2i Ltd.
3.98%, (Call 03/03/26), (5-year CMT + 3.390%)(a)(d)(e)	$400	$374,875
5.65%, (Call 01/15/25), (5-year CMT + 4.274%)(a)(d)(e)	600	592,875
NTPC Ltd., 4.25%, 02/26/26(a)	200	196,910
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	193,002
Oil India Ltd., 5.13%, 02/04/29(a)	400	399,696
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	193,120
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	394,000
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	174,690
3.95%, 04/23/30(a)(c)	400	369,480
4.50%, 06/18/29(a)	400	385,328
6.15%, 12/06/28(a)	200	207,390
REC Ltd.
2.25%, 09/01/26(a)	400	370,576
5.63%, 04/11/28(a)	400	404,152
Reliance Industries Ltd.
2.88%, 01/12/32(a)	800	679,200
3.63%, 01/12/52(a)	900	645,237
3.67%, 11/30/27(a)	500	477,930
3.75%, 01/12/62(a)	400	281,860
4.88%, 02/10/45(a)	250	227,745
6.25%, 10/19/40(a)	250	266,000
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 02/12/24)(a)	400	360,500
State Bank of India, 4.88%, 05/05/28(a)	400	398,536
State Bank of India/London, 1.80%, 07/13/26(a)	200	185,048
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	172,875
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (Call 03/01/24)(a)	200	159,300
13.88%, 12/09/28 (Call 09/11/24)(a)	800	692,000
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)	400	368,496
		18,574,173
Indonesia — 2.5%
Bank Mandiri Persero Tbk PT, 4.75%, 05/13/25(a)	400	396,625
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	400	382,125
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(d)(e)	600	543,375
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 03/04/24)(a)	600	578,250
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(a)	700	686,000
5.32%, 04/14/32 (Call 01/01/32)(a)	1,200	1,162,632
6.20%, 04/14/52 (Call 10/14/51)(a)	700	675,850
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 03/04/24)(a)	500	500,156
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(a)	1,000	862,800
3.54%, 04/27/32 (Call 10/27/31)(a)	400	343,544
4.75%, 06/09/51 (Call 12/09/50)(a)	600	472,566
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	483	464,053
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 03/04/24)(a)	600	577,500
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29 (Call 10/27/25)(a)	400	409,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Minejesa Capital BV
4.63%, 08/10/30(a)	$1,000	$946,360
5.63%, 08/10/37(a)	800	694,000
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	800	732,750
		10,427,586
Israel — 3.5%
Bank Hapoalim BM, 3.26%, 01/21/32 (Call 10/21/26), (5-year CMT + 2.155%)(a)(b)(e)	800	701,500
Bank Leumi Le-Israel BM
3.28%, 01/29/31 (Call 01/29/26), (5-year CMT + 1.631%)(b)(e)	400	361,625
5.13%, 07/27/27 (Call 06/27/27)(a)(b)	400	391,875
7.13%, 07/18/33 (Call 04/18/28), (5-year CMT + 3.466%)(a)(b)(e)	400	388,375
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)(b)	455	418,600
5.38%, 03/30/28 (Call 09/30/27)(a)(b)	530	461,763
5.88%, 03/30/31 (Call 09/30/30)(a)(b)	400	333,000
8.50%, 09/30/33(a)(b)	570	534,660
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(b)	535	501,228
Israel Discount Bank Ltd., 5.38%, 01/26/28 (Call 12/26/27)(b)	600	582,375
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(b)	400	334,500
4.25%, 08/14/28(a)(b)	600	554,250
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(b)	520	499,850
6.50%, 06/30/27 (Call 12/30/26)(a)(b)	400	371,375
6.75%, 06/30/30 (Call 12/30/29)(a)(b)	425	380,673
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31 (Call 04/07/26), (5-year CMT + 2.250%)(a)(b)(e)	400	357,250
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	600	572,034
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(c)	2,425	2,255,250
4.10%, 10/01/46	1,500	995,625
4.75%, 05/09/27 (Call 02/09/27)	800	768,024
5.13%, 05/09/29 (Call 02/09/29)(c)	750	720,232
6.75%, 03/01/28 (Call 12/01/27)(c)	900	919,125
7.88%, 09/15/29 (Call 06/15/29)	400	430,000
8.13%, 09/15/31 (Call 06/15/31)	400	438,000
		14,271,189
Jordan — 0.1%
Hikma Finance USA LLC, 3.25%, 07/09/25(a)	400	381,500
Kazakhstan — 1.6%
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)	600	490,200
4.75%, 04/19/27(a)	1,000	972,812
5.38%, 04/24/30(a)	1,000	977,000
5.75%, 04/19/47(a)	1,200	1,039,800
6.38%, 10/24/48(a)	1,300	1,196,000
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	400	377,600
3.25%, 08/15/30 (Call 02/15/30)(a)	800	656,000
4.00%, 08/15/26(a)	900	846,473
		6,555,885
Security	Par (000)	Value

Kuwait — 1.7%
Boubyan Sukuk Ltd., 3.39%, 03/29/27(a)	$400	$381,000
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26), (5-year CMT + 2.229%)(a)(e)	400	334,250
5.75%, (Call 07/09/24), (5-year CMT + 4.007%)(a)(d)(e)	400	392,125
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	600	525,750
4.50%, 02/23/27(a)	400	345,500
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(a)	600	535,875
4.25%, 11/03/26(a)	1,200	1,155,000
MEGlobal Canada ULC
5.00%, 05/18/25(a)	800	788,750
5.88%, 05/18/30(a)	600	608,063
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(a)(e)	1,000	907,187
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(d)(e)	600	573,750
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(a)(d)(e)	600	542,063
		7,089,313
Luxembourg — 0.5%
Altice Financing SA
5.00%, 01/15/28 (Call 03/01/24)(a)	800	715,000
5.75%, 08/15/29	1,600	1,388,000
		2,103,000
Macau — 3.3%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 02/12/24)(a)	400	376,625
4.85%, 01/27/28 (Call 01/27/25)(a)	500	438,594
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24), (5-year CMT + 1.650%)(a)(e)	200	196,664
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/12/24)(a)	800	748,000
5.25%, 06/18/25 (Call 02/12/24)(a)	400	388,875
5.88%, 05/15/26 (Call 02/12/24)(a)	700	680,288
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)	600	541,680
3.10%, 03/08/29 (Call 01/08/29)	600	516,938
3.50%, 08/08/31 (Call 05/08/31)	500	413,906
4.05%, 01/08/26 (Call 12/08/25)	600	576,000
4.63%, 06/18/30 (Call 03/18/30)	600	546,562
5.38%, 08/08/25 (Call 06/08/25)	1,600	1,576,000
5.65%, 08/08/28 (Call 05/08/28)	1,800	1,763,280
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 03/01/24)(a)	900	765,000
6.50%, 01/15/28 (Call 03/01/24)(a)	600	555,000
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)	800	709,000
5.50%, 01/15/26 (Call 03/01/24)(a)	1,000	966,250
5.50%, 10/01/27 (Call 02/12/24)(a)	600	562,312
5.63%, 08/26/28 (Call 02/12/24)(a)	1,200	1,110,600
		13,431,574
Malaysia — 1.5%
Axiata SPV2 Bhd
2.16%, 08/19/30 (Call 05/19/30)(a)	400	338,920
4.36%, 03/24/26(a)	400	393,700
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(a)	1,000	674,480

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia (continued)
CIMB Bank Bhd, 2.13%, 07/20/27(a)	$600	$548,724
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(a)	800	685,000
Gohl Capital Ltd., 4.25%, 01/24/27(a)	1,200	1,148,100
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(a)	600	575,556
RHB Bank Bhd, 1.66%, 06/29/26(a)	400	369,616
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	600	572,916
4.85%, 11/01/28(a)	700	698,446
		6,005,458
Mexico — 5.0%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)	200	197,375
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(a)	200	166,688
4.25%, 09/18/29 (Call 06/18/29)(a)	200	182,525
Alsea SAB de CV, 7.75%, 12/14/26 (Call 01/29/24)(a)	200	202,200
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	400	356,648
3.63%, 04/22/29 (Call 01/22/29)	200	188,500
4.38%, 07/16/42	400	354,000
4.38%, 04/22/49 (Call 10/22/48)(c)	400	349,000
4.70%, 07/21/32 (Call 04/21/32)	400	392,000
6.13%, 03/30/40	600	646,188
6.38%, 03/01/35	350	387,625
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(a)	300	287,700
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (Call 01/24/27), (5-year CMT + 4.643%)(a)(d)(e)	200	186,500
6.63%, (Call 01/24/32), (10-year CMT + 5.034%)(a)(d)(e)	200	169,000
6.75%, (Call 09/27/24), (5-year CMT + 4.967%)(a)(c)(d)(e)	200	197,560
7.50%, (Call 06/27/29), (10-year CMT + 5.470%)(a)(d)(e)	200	189,500
7.63%, , (10-year CMT + 5.353%)(a)(d)(e)	200	191,500
8.38%, (Call 10/14/30), (10-year CMT + 7.760%)(a)(d)(e)	200	196,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25(a)	850	844,012
7.53%, 10/01/28, (5-year CMT + 2.995%)(a)(e)	200	207,250
BBVA Bancomer SA/Texas
1.88%, 09/18/25(a)	200	187,270
5.13%, 01/18/33 (Call 01/17/28), (5-year CMT + 2.650%)(a)(e)	400	364,620
5.88%, 09/13/34 (Call 09/13/29), (5-year CMT + 4.308%)(a)(e)	400	369,340
8.13%, 01/08/39 (Call 01/08/34), (5-year CMT + 4.214%)(b)	200	202,600
8.45%, 06/29/38 (Call 06/29/33), (5-year CMT + 4.661%)(a)(e)	400	415,520
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(a)	200	157,500
Bimbo Bakeries USA Inc.
4.00%, 05/17/51 (Call 11/17/50)(a)	200	153,992
5.38%, 01/09/36 (Call 10/09/35)(b)	200	200,800
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)	600	621,000
10.38%, 11/15/30(a)	200	207,000
Security	Par (000)	Value

Mexico (continued)
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(a)	$400	$260,625
7.45%, 11/15/29 (Call 11/15/24)(a)	400	276,380
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	200	205,780
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	200	177,200
5.20%, 09/17/30 (Call 09/17/25)(a)	400	387,780
5.45%, 11/19/29 (Call 11/19/24)(a)	400	394,580
9.13%, (Call 03/14/28), (5-year CMT + 4.907%)(a)(d)(e)	400	423,180
Cemex SAB De CV, 5.13%, (Call 06/08/26), (5-year CMT + 4.534%)(a)(d)(e)	200	189,800
Cibanco SA Ibm/PLA Administradora Industrial S de
RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)	200	190,000
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	450	355,500
2.75%, 01/22/30 (Call 10/22/29)	200	179,530
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	160	154,235
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)(c)	550	415,250
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	200	149,500
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(a)	200	191,812
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)	200	155,500
4.70%, 11/10/47 (Call 05/10/47)(a)	400	348,000
4.88%, 06/27/44(a)	200	180,806
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	169,160
5.25%, 05/24/49 (Call 11/24/48)(c)	200	174,500
6.13%, 01/31/46 (Call 06/30/45)	200	196,000
6.63%, 01/15/40(c)	400	416,000
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(a)	200	184,750
4.75%, 08/06/50 (Call 02/06/50)(a)	400	313,000
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51 (Call 07/15/50)(a)	400	306,000
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(a)	200	171,000
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	400	311,000
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(a)	200	160,500
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(a)	200	183,383
2.88%, 05/11/31 (Call 02/11/31)(a)	200	163,000
4.00%, 10/04/27 (Call 07/04/27)(a)	200	188,500
5.50%, 01/15/48 (Call 07/15/47)(a)	200	167,000
5.88%, 09/17/44(a)	200	176,000
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	200	193,375
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)	200	195,000
Southern Copper Corp.
5.25%, 11/08/42	476	449,106
5.88%, 04/23/45(c)	570	569,287
6.75%, 04/16/40	400	443,960
7.50%, 07/27/35(c)	300	347,250
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40(a)	362	315,476

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28 (Call 09/30/25)(a)	$400	$174,000
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)	600	546,000
5.25%, 01/30/26 (Call 10/30/25)(a)	400	391,252
6.39%, 01/15/50 (Call 07/15/49)(a)	200	165,324
6.95%, 01/30/44 (Call 07/30/43)(a)	200	175,376
		20,652,570
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 04/29/26 (Call 04/29/24)(a)	400	285,125

Morocco — 0.5%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(a)	700	589,645
4.50%, 10/22/25(a)	400	384,500
5.13%, 06/23/51 (Call 12/23/50)(a)	800	574,800
6.88%, 04/25/44(a)	400	366,500
		1,915,445
Nigeria — 0.7%
Access Bank PLC
6.13%, 09/21/26(a)	600	550,687
9.13%, (Call 10/07/26), (5-year CMT + 8.070%)(a)(d)(e)	400	366,600
IHS Holding Ltd.
5.63%, 11/29/26 (Call 03/01/24)(a)	400	359,250
6.25%, 11/29/28 (Call 11/29/24)(a)	400	336,000
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 03/01/24)(a)	850	778,016
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 03/01/24)(a)	600	553,500
		2,944,053
Oman — 0.4%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	391,500
Otel Sukuk Ltd., 5.38%, 01/24/31 (Call 10/24/30)(b)	600	593,100
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	550	567,875
		1,552,475
Panama — 0.7%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)	1,179	1,007,629
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	400	374,625
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 02/12/24)(a)	1,050	991,484
Telecomunicaciones Digitales SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	600	521,250
		2,894,988
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(i)	651	467,206
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 01/08/24)(a)	400	385,875
		853,081
Peru — 1.7%
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(c)(e)	800	758,880
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(a)(c)(e)	400	363,200
5.85%, 01/11/29 (Call 12/11/28)(b)	400	404,504
Security	Par (000)	Value

Peru (continued)
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 03/01/24)(a)	$400	$380,000
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(c)	600	561,600
5.20%, 04/11/38 (Call 01/11/38)(a)	400	377,040
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	400	381,875
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33 (Call 06/18/33)(a)	400	425,360
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(a)	600	532,875
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)	600	565,500
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)	437	429,550
Minsur SA, 4.50%, 10/28/31(a)	400	346,375
Peru LNG Srl, 5.38%, 03/22/30(a)	1,000	818,000
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	800	777,000
		7,121,759
Philippines — 1.3%
BDO Unibank Inc., 2.13%, 01/13/26(a)	600	565,872
Globe Telecom Inc., 4.20%, (Call 08/02/26), (5-year CMT + 5.527%)(a)(d)(e)	600	573,375
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	600	564,000
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	400	374,000
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(a)	400	374,625
Petron Corp., 5.95%, (Call 04/19/26), (5-year CMT + 7.574%)(a)(d)(e)	400	380,750
San Miguel Corp., 5.50%, (Call 07/29/25), (5-year CMT + 10.237%)(a)(d)(e)	400	380,750
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26), (5-year CMT + 7.155%)(a)(d)(e)	600	487,875
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(d)(e)	600	511,500
6.50%, (Call 04/25/24), (5-year CMT + 6.608%)(a)(d)(e)	700	672,000
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(d)(e)	600	551,813
		5,436,560
Poland — 0.2%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(a)	700	616,168

Qatar — 2.8%
ABQ Finance Ltd.
1.88%, 09/08/25(a)	600	563,063
2.00%, 07/06/26(a)	400	367,750
CBQ Finance Ltd.
2.00%, 09/15/25(a)	400	377,000
2.00%, 05/12/26(a)	600	553,875
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(d)(e)	400	366,375
Doha Finance Ltd., 2.38%, 03/31/26(a)	500	463,281
MAR Sukuk Ltd., 2.21%, 09/02/25(a)	600	568,688
Nakilat Inc., 6.07%, 12/31/33(a)	583	597,455
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)	1,000	863,175
3.75%, 06/22/26(a)	400	389,500
3.88%, 01/31/28(a)	600	582,000
4.50%, 01/31/43(a)	400	369,656
5.00%, 10/19/25(a)	600	596,250

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Qatar (continued)
QIB Sukuk Ltd., 1.95%, 10/27/25(a)	$900	$846,562
QNB Finance Ltd.
1.38%, 01/26/26(a)	850	784,656
1.63%, 09/22/25(a)	600	562,313
2.63%, 05/12/25(a)	800	768,500
2.75%, 02/12/27(a)	900	840,094
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	587	592,832
6.33%, 09/30/27(a)	493	501,080
		11,554,105
Saudi Arabia — 4.5%
Al Rajhi Sukuk Ltd., 4.75%, 04/05/28(a)	400	397,500
Almarai Co. JSC, 5.23%, 07/25/33(a)	200	201,060
ANB Sukuk Ltd., 3.33%, 10/28/30 (Call 10/28/25), (5-year CMT + 2.974%)(a)(e)	400	382,000
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	365,500
Banque Saudi Fransi, 4.75%, 05/31/28(a)	400	393,875
BSF Finance, 5.50%, 11/23/27(a)	400	404,750
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(a)	200	203,750
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)	600	502,500
4.39%, 11/30/46(a)	500	382,910
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(a)	600	611,400
6.51%, 02/23/42(a)	800	816,000
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25), (5-year CMT + 1.791%)(a)(e)	600	577,875
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27), (5-year CMT + 2.170%)(a)(d)(e)	400	368,875
SA Global Sukuk Ltd.
1.60%, 06/17/26 (Call 05/17/26)(a)	900	829,125
2.69%, 06/17/31 (Call 03/17/31)(a)	1,400	1,207,500
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(a)	400	337,500
3.00%, 09/14/50 (Call 03/14/50)(a)	200	136,250
SABIC Capital II BV, 4.50%, 10/10/28(a)	400	393,240
Salcef Group SpA, 2.90%, 01/29/27(a)	200	187,250
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(a)	400	375,000
2.25%, 11/24/30 (Call 08/24/30)(a)	800	671,000
3.25%, 11/24/50 (Call 05/24/50)(a)	900	598,500
3.50%, 04/16/29(a)	1,300	1,207,375
3.50%, 11/24/70 (Call 05/24/70)(a)	1,000	635,000
4.25%, 04/16/39(a)	1,400	1,209,075
4.38%, 04/16/49(a)	1,300	1,061,125
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	400	373,000
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	400	389,500
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	600	596,250
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	400	378,000
2.41%, 09/17/30(a)	200	171,500
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(a)	400	389,000
5.68%, 04/11/53(a)	400	388,000
Saudi Telecom Co., 3.89%, 05/13/29(a)	600	564,000
SNB Sukuk Ltd., 2.34%, 01/19/27(a)	400	368,875
Security	Par (000)	Value

Saudi Arabia (continued)
TMS Issuer Sarl, 5.78%, 08/23/32(a)	$600	$616,500
		18,690,560
Singapore — 2.9%
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)	600	540,276
1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(e)	400	371,660
3.30%, (Call 02/27/25), (5-year CMT + 1.915%)(a)(d)(e)	600	584,062
GLP Pte Ltd.
3.88%, 06/04/25(a)	800	617,280
4.50%, (Call 05/17/26), (5-year CMT + 3.735%)(a)(d)(e)	600	234,252
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(e)	600	565,827
4.60%, 06/15/32 (Call 06/15/27), (5-year CMT + 1.575%)(a)(e)	600	591,240
Puma International Financing SA, 5.00%, 01/24/26 (Call 02/12/24)(a)	700	661,500
Singapore Airlines Ltd.
3.00%, 07/20/26 (Call 06/20/26)(a)	400	379,772
3.38%, 01/19/29 (Call 11/19/28)(a)	400	371,880
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	432	503,764
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(a)	600	511,092
2.38%, 10/03/26(a)	400	375,348
2.38%, 08/28/29 (Call 05/28/29)(a)	400	356,612
3.25%, 06/30/25(a)	300	293,763
3.88%, 08/28/28 (Call 05/28/28)(a)	400	389,420
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(a)	400	382,536
Ste Transcore Holdings Inc.
3.38%, 05/05/27 (Call 02/05/27)(a)	600	578,052
4.13%, 05/23/26(a)	400	394,008
United Overseas Bank Ltd, 3.06%, 04/07/25(a)	600	587,154
United Overseas Bank Ltd.
1.25%, 04/14/26(a)	600	557,022
1.75%, 03/16/31 (Call 03/16/26), (5-year CMT + 1.520%)(a)(e)	400	371,056
2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(c)(e)	600	548,421
3.75%, 04/15/29 (Call 04/15/24), (5-year CMT + 1.500%)(a)(e)	400	398,724
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(a)(e)	600	571,764
		11,736,485
South Africa — 2.4%
Absa Group Ltd., 6.38%, (Call 05/27/26), (5-year CMT + 5.411%)(a)(d)(e)	400	380,000
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(a)	800	681,296
2.88%, 03/17/31 (Call 12/17/30)(a)	400	338,512
3.88%, 03/16/29 (Call 01/16/29)(a)	400	375,428
3.95%, 09/10/50(a)	400	300,484
4.75%, 04/10/27(a)	1,600	1,578,768
4.75%, 03/16/52 (Call 09/16/51)(a)	600	515,400
5.50%, 05/02/33(a)	700	700,084
5.63%, 04/01/30(a)	600	607,056

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
Bidvest Group U.K. PLC, 3.63%, 09/23/26 (Call 02/12/24)(a)	$600	$558,000
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)	400	405,750
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 03/01/24)(a)	400	249,750
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	400	403,500
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)(c)	400	372,625
5.50%, 03/18/31 (Call 03/18/30)	700	585,375
6.50%, 09/27/28 (Call 06/27/28)(c)	600	566,370
8.75%, 05/03/29 (Call 03/03/29)(a)	700	711,594
Stillwater Mining Co.
4.00%, 11/16/26 (Call 03/01/24)(a)	400	353,250
4.50%, 11/16/29 (Call 11/16/25)(a)	400	313,750
		9,996,992
South Korea — 3.9%
Hana Bank
1.25%, 12/16/26(a)	400	361,440
3.25%, 03/30/27(a)	400	382,064
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32 (Call 02/04/27), (5-year CMT + 1.850%)(a)(e)	400	369,108
Hyundai Capital Services Inc., 1.25%, 02/08/26(a)	400	368,816
Kookmin Bank
1.38%, 05/06/26(a)	200	185,138
1.75%, 05/04/25(a)	400	383,768
2.50%, 11/04/30(a)	400	332,720
4.35%, (Call 07/02/24), (5-year CMT + 2.639%)(a)(d)(e)	200	197,937
4.63%, 04/21/28(a)	200	198,950
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)	400	383,792
3.60%, 05/06/25(a)	200	196,326
Korea Electric Power Corp., 1.13%, 06/15/25(a)	400	379,300
Korea Gas Corp.
2.88%, 07/16/29(a)	200	182,252
3.50%, 07/21/25(a)(c)	400	391,648
3.50%, 07/02/26(a)	200	193,582
6.25%, 01/20/42(a)	600	678,078
KT Corp., 4.00%, 08/08/25(a)	200	196,906
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27), (5-year CMT + 2.887%)(a)(e)	400	393,400
LG Chem Ltd.
1.38%, 07/07/26(a)	400	365,608
2.38%, 07/07/31(a)	200	164,586
3.63%, 04/15/29(a)	200	186,914
LG Energy Solution Ltd., 5.75%, 09/25/28(a)	200	204,530
NAVER Corp., 1.50%, 03/29/26(a)	400	370,648
NongHyup Bank
1.25%, 07/20/25(a)	400	378,624
4.88%, 07/03/28(a)	200	200,642
POSCO
4.38%, 08/04/25(a)	400	394,468
5.63%, 01/17/26(a)	400	402,748
5.75%, 01/17/28(a)	600	611,790
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)	400	364,620
3.88%, 03/24/26(a)	200	193,686
4.38%, 04/13/32(a)(c)	200	183,816
4.50%, 04/12/28(a)	200	198,016
7.28%, 04/24/25, (3-mo. SOFR + 1.962%)(a)(e)	400	404,900
Security	Par (000)	Value

South Korea (continued)
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	$400	$372,412
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(d)(e)	400	370,375
3.34%, 02/05/30 (Call 02/05/25), (5-year CMT + 1.500%)(a)(c)(e)	200	194,970
SK Battery America Inc., 2.13%, 01/26/26(a)	400	371,260
SK Hynix Inc.
1.50%, 01/19/26(a)	400	370,028
2.38%, 01/19/31(a)	600	494,352
5.50%, 01/16/29(b)	400	403,560
6.25%, 01/17/26(a)	400	404,888
6.38%, 01/17/28(a)	600	622,098
6.50%, 01/17/33(a)	400	425,984
SK On Co. Ltd., 5.38%, 05/11/26(a)	600	603,270
Woori Bank
0.75%, 02/01/26(a)	400	368,560
2.00%, 01/20/27(a)	200	184,700
4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(d)(e)	200	196,625
4.88%, 01/26/28(a)	400	403,336
		16,187,239
Supranational — 0.6%
Africa Finance Corp., 2.88%, 04/28/28(a)	800	692,000
African Export-Import Bank (The), 2.63%, 05/17/26 (Call 04/17/26)(a)	400	368,125
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	600	514,457
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 03/01/24)(a)(i)	400	120
QIB Sukuk Ltd., 5.58%, 11/22/28(a)	800	814,500
		2,389,202
Switzerland — 0.0%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 01/29/24)(a)	400	110,000

Taiwan — 3.4%
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	800	782,096
Foxconn Far East Ltd.
1.63%, 10/28/25(a)	600	562,584
2.50%, 10/28/30(a)	600	510,426
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	1,200	1,108,236
2.50%, 10/25/31 (Call 07/25/31)	1,200	1,020,084
3.13%, 10/25/41 (Call 04/25/41)	800	634,216
3.25%, 10/25/51 (Call 04/25/51)	1,000	762,220
3.88%, 04/22/27 (Call 03/22/27)	800	782,160
4.13%, 04/22/29 (Call 02/22/29)	600	587,094
4.25%, 04/22/32 (Call 01/22/32)(c)	900	871,992
4.50%, 04/22/52 (Call 10/22/51)(c)	900	861,759
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)	800	746,272
1.00%, 09/28/27 (Call 07/28/27)(a)	800	703,112
1.25%, 04/23/26 (Call 03/23/26)(a)	1,000	926,600
1.38%, 09/28/30 (Call 06/28/30)(a)	1,100	889,790
1.75%, 04/23/28 (Call 02/23/28)(a)	700	622,748
2.25%, 04/23/31 (Call 01/23/31)(a)	1,300	1,099,319
4.63%, 07/22/32 (Call 04/22/32)(a)	600	596,448
		14,067,156

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 02/12/24)(a)	$600	$591,188

Thailand — 2.7%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5-year CMT + 2.150%)(a)(e)	1,000	834,030
3.73%, 09/25/34 (Call 09/25/29), (5-year CMT + 1.900%)(a)(e)	1,200	1,062,300
4.30%, 06/15/27 (Call 05/15/27)(a)	600	587,340
4.45%, 09/19/28(a)	600	586,440
5.00%, , (5-year CMT + 4.729%)(d)(e)	600	584,400
5.30%, 09/21/28(a)	400	404,140
5.50%, 09/21/33(a)	600	608,754
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)	500	418,975
4.30%, 03/18/51 (Call 09/18/50)(a)(c)	600	440,796
4.40%, 03/30/32 (Call 09/30/31)(a)(c)	600	547,023
Kasikornbank PCL, 5.46%, 03/07/28(a)	600	610,296
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(e)	600	555,696
5.28%, (Call 10/14/25), (5-year CMT + 4.940%)(a)(d)(e)	600	584,812
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26), (5-year CMT + 3.530%)(a)(d)(e)	600	567,750
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(c)	600	420,750
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)	600	556,074
3.90%, 12/06/59(a)	400	313,532
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	400	388,732
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(c)	400	263,880
3.75%, 06/18/50(a)	600	412,644
5.38%, 11/20/48(a)	600	538,230
		11,286,594
Turkey — 3.0%
Akbank TAS
5.13%, 03/31/25(a)	400	393,875
6.80%, 02/06/26(a)	500	500,000
6.80%, 06/22/31 (Call 06/22/26), (5-year CMT + 6.015%)(a)(e)	400	391,875
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(a)	400	344,625
Arcelik AS, 8.50%, 09/25/28(a)	400	415,375
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 03/01/24)(a)	600	562,313
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(a)	400	367,875
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(a)	700	698,250
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (Call 11/15/25)(a)	600	618,187
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	393,250
5.80%, 04/11/28 (Call 01/11/28)(a)	565	536,220
Turkiye Garanti Bankasi AS, 7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(a)(e)	600	591,188
Security	Par (000)	Value

Turkey (continued)
Turkiye Is Bankasi AS
7.75%, 01/22/30 (Call 01/22/25), (5-year CMT + 6.119%)(a)(e)	$700	$692,527
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(a)(e)	400	417,500
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	600	598,500
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(a)	700	693,000
9.00%, 10/12/28(a)	600	626,352
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	600	587,438
WE Soda Investments Holding PLC, 9.50%, 10/06/28(a)	800	816,000
Yapi ve Kredi Bankasi AS
7.88%, 01/22/31 (Call 01/22/26), (5-year CMT + 7.415%)(a)(e)	600	599,688
9.25%, 10/16/28(a)	800	842,500
9.25%, 01/17/34 (Call 01/17/29), (5-year CMT + 5.278%)(b)	600	612,060
		12,298,598
Ukraine — 0.2%
Metinvest BV, 7.75%, 10/17/29(a)	400	264,000
MHP Lux SA, 6.95%, 04/03/26(a)	500	405,000
		669,000
United Arab Emirates — 4.9%
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(a)	400	380,625
5.38%, 07/18/28	200	202,062
5.50%, 01/12/29(a)	200	203,312
8.00%, , (5-year CMT + 3.524%)(a)	400	424,625
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(a)	400	357,000
3.40%, 04/29/51 (Call 10/29/50)(a)	400	283,500
4.00%, 10/03/49(a)	200	160,750
4.38%, 04/23/25(a)	200	197,500
4.38%, 06/22/26(a)	400	394,000
4.38%, 01/24/29(a)	400	392,000
4.70%, 04/24/33(a)	400	393,500
4.88%, 04/23/30(a)	400	401,500
6.50%, 10/27/36(a)	300	341,625
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(a)	500	422,344
Adib Capital Invest 3 Ltd., 7.25%, , (5-year CMT + 3.059%)(a)(d)	400	421,750
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(a)	200	194,188
Aldar Sukuk Ltd., 4.75%, 09/29/25(a)	200	197,500
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	186,375
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	200	202,062
BOS Funding Ltd., 7.00%, 03/14/28(a)	200	207,250
Commercial Bank of Dubai PSC
5.32%, 06/14/28(a)	200	199,812
6.00%, (Call 04/21/26)(a)(d)(e)	400	391,000
DIB Sukuk Ltd.
1.96%, 06/22/26(a)	400	371,125
2.74%, 02/16/27(a)	400	374,250
2.95%, 01/16/26(a)	600	573,750
4.80%, 08/16/28(a)	200	198,375
5.49%, 11/30/27(a)	400	407,250
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	397,620

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	$400	$380,500
EI Sukuk Co. Ltd., 1.83%, 09/23/25(a)	400	376,125
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	200	191,250
3.70%, 07/06/31(a)	200	180,750
3.88%, 09/17/29(a)	400	371,000
Emirates NBD Bank PJSC
1.64%, 01/13/26(a)	400	372,375
4.25%, (Call 02/27/27)(a)(d)(e)	400	363,125
5.63%, 10/21/27(a)	200	203,125
5.88%, 10/11/28(a)	200	206,750
6.13%, (Call 03/20/25)(a)(d)(e)	400	397,500
6.13%, (Call 04/09/26)(a)(d)(e)	200	198,625
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(a)	200	185,313
2.59%, 03/02/27(a)	200	186,438
4.58%, 01/17/28(a)	200	198,063
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(a)	400	391,375
4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(d)(e)	400	382,875
5.13%, 10/13/27(a)	400	402,375
6.32%, 04/04/34 (Call 10/04/28)(a)(e)	400	410,375
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(a)	259	242,071
2.16%, 03/31/34(a)	679	582,291
2.63%, 03/31/36(a)	600	486,570
2.94%, 09/30/40(a)	933	747,079
3.25%, 09/30/40(a)	600	454,080
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 03/04/24)(a)	400	393,375
MAF Global Securities Ltd., 7.88%, (Call 06/30/27), (5-year CMT + 4.893%)(a)(d)(e)	200	205,812
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	186,125
4.64%, 05/14/29(a)	200	194,125
5.00%, 06/01/33(a)	200	195,438
Masdar Abu Dhabi Future Energy Co., 4.88%, 07/25/33(a)	200	196,000
Mashreqbank PSC, 7.88%, 02/24/33 (Call 11/24/27), (5-year CMT + 3.997%)(a)(e)	200	208,437
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	179,938
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	400	396,750
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)	400	386,640
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(a)	200	191,188
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	380	299,344
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(a)	200	200,375
		20,020,227
United Kingdom — 2.8%
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	200	189,156
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)	200	189,418
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	192,164
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(a)	200	179,726
3.38%, 09/06/49(a)	400	297,260
Security	Par (000)	Value

United Kingdom (continued)
CK Hutchison International 20 Ltd.
2.50%, 05/08/30 (Call 02/08/30)(a)	$200	$174,266
3.38%, 05/08/50(a)	200	148,216
CK Hutchison International 21 Ltd.
1.50%, 04/15/26 (Call 03/15/26)(a)	200	185,820
2.50%, 04/15/31 (Call 01/15/31)(a)	400	340,604
CK Hutchison International 23 Ltd.
4.75%, 04/21/28 (Call 03/21/28)(a)	200	199,516
4.88%, 04/21/33 (Call 01/21/33)(a)	400	397,180
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	305	357,652
Petrofac Ltd., 9.75%, 11/15/26 (Call 03/01/24)(a)	200	104,000
Standard Chartered PLC
1.82%, 11/23/25 (Call 11/23/24), (1-year CMT + 0.950%)(a)(e)	400	386,960
2.61%, 01/12/28 (Call 01/12/27), (5-year CMT + 1.180%)(a)(e)	200	183,516
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(a)(e)	1,000	815,050
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(a)(e)	400	333,544
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(a)(e)	200	168,176
4.05%, 04/12/26(a)	600	584,886
4.30%, (Call 08/19/28), (5-year CMT + 3.135%)(a)(d)(e)	600	482,250
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(e)	400	373,728
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(e)	500	472,785
4.75%, (Call 01/14/31), (5-year CMT + 3.805%)(a)(d)(e)	400	321,960
6.00%, (Call 07/26/25), (5-year CMT + 5.661%)(a)(d)(e)	400	393,664
6.10%, 01/11/35 (Call 01/11/34), (1-year CMT + 2.100%)(b)(e)	200	203,658
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(e)	1,000	1,013,760
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(e)	400	406,480
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(e)	800	821,080
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(e)	400	417,340
7.75%, (Call 08/15/27), (5-year CMT + 4.976%)(a)(d)(e)	400	404,000
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.450%)(a)(e)	800	860,104
		11,597,919
United States — 1.6%
Bimbo Bakeries USA Inc., 6.40%, 01/15/34 (Call 10/15/33)(a)	200	218,778
Bimbo Bakeries USA, Inc., 6.05%, 01/15/29(a)	200	208,239
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	550	534,562
4.75%, 06/15/25 (Call 03/15/25)	384	379,281
4.88%, 06/15/29 (Call 03/15/29)	399	391,439
4.88%, 05/12/30 (Call 02/12/30)	515	501,280
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(a)	200	170,872
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34(a)	400	422,278
7.25%, 11/15/53(a)	200	218,540

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	$200	$184,843
3.00%, 02/02/29 (Call 12/02/28)	200	176,911
3.00%, 05/15/32 (Call 02/15/32)	250	203,091
3.63%, 01/15/32 (Call 01/15/27)	200	170,446
4.38%, 02/02/52 (Call 08/02/51)	300	221,396
5.13%, 02/01/28 (Call 01/01/28)	303	300,414
5.50%, 01/15/30 (Call 01/15/25)	400	391,144
5.75%, 04/01/33 (Call 01/01/33)	550	543,128
6.50%, 12/01/52 (Call 06/01/52)	450	449,015
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	390	336,375
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)	400	380,000
		6,402,032
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	461	430,594

Zambia — 1.0%
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 01/08/24)(a)	1,050	987,924
6.88%, 10/15/27 (Call 02/12/24)(a)	1,300	1,154,647
7.50%, 04/01/25 (Call 02/12/24)(a)	838	814,008
8.63%, 06/01/31 (Call 06/01/26)(a)	1,200	1,101,750
		4,058,329
Total Corporate Bonds & Notes — 96.7%
(Cost: $421,957,647)		398,436,956

Foreign Government Obligations

South Korea — 0.8%
Industrial Bank of Korea
1.04%, 06/22/25(a)	400	379,276
5.38%, 10/04/28(a)	200	206,490
Korea Electric Power Corp.
3.63%, 06/14/25(a)	400	392,340
5.38%, 04/06/26(a)	200	201,722
5.38%, 07/31/26(a)	200	201,974
Korea Expressway Corp.
1.13%, 05/17/26(a)	200	183,678
3.63%, 05/18/25(a)	400	392,732
Korea Gas Corp.
3.88%, 07/13/27(a)	200	194,516
4.88%, 07/05/28(a)	200	201,038
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)	400	369,468
4.25%, 07/27/27(a)	600	589,578
		3,312,812
Supranational — 0.6%
Africa Finance Corp.
3.13%, 06/16/25(a)	200	191,250
Security	Par (000)	Value

Supranational (continued)
3.75%, 10/30/29(a)	$400	$350,000
4.38%, 04/17/26(a)	800	766,000
African Export-Import Bank (The)
3.80%, 05/17/31 (Call 02/17/31)(a)	600	508,500
3.99%, 09/21/29 (Call 06/23/29)(a)	800	708,000
		2,523,750
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	600	577,500

Total Foreign Government Obligations — 1.5%
(Cost: $6,617,810)		6,414,062

Total Long-Term Investments — 98.2%
(Cost: $428,575,457)		404,851,018

	Shares

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(j)(k)(l)	26,384,363	26,400,194
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(j)(k)	3,180,000	3,180,000

Total Short-Term Securities — 7.2%
(Cost: $29,565,847)		29,580,194

Total Investments — 105.4%
(Cost: $458,141,304)		434,431,212

Liabilities in Excess of Other Assets — (5.4)%		(22,440,721)

Net Assets — 100.0%		$411,990,491

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Perpetual security with no stated maturity date.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Non-income producing security.

(i)	Zero-coupon bond.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,316,201	$5,080,132	(a)	$—		$2,447	$1,414	$26,400,194	26,384,363	$37,763	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,390,000	—		(2,210,000	)(a)	—	—	3,180,000	3,180,000	31,709		—
						$2,447	$1,414	$29,580,194		$69,472		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$398,436,956	$—	$398,436,956
Foreign Government Obligations	—	6,414,062	—	6,414,062
Short-Term Securities
Money Market Funds	29,580,194	—	—	29,580,194
	$29,580,194	$404,851,018	$—	$434,431,212

Portfolio Abbreviation

CMT	Constant Maturity Treasury	PIK	Payment-in-kind
JSC	Joint Stock Company	PJSC	Public Joint Stock Company
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2024

Currency Abbreviation

USD	United States Dollar